Performance Management - Ashmore Emerging Markets Small-Cap Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
Prior to February 17, 2026, Ashmore Emerging Markets Equity SMA Completion Fund was known as Ashmore Emerging Markets Small‑Cap Equity Fund (the “Predecessor Fund”) and the strategy and fee structure of the Fund differed from its current strategy and fee structure. Accordingly, performance of the Fund for periods prior to February 17, 2026 may not be representative of the performance the Fund would have achieved had the Fund been following its current strategy.
The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year (represented by the performance of Institutional Class Shares of the Predecessor Fund) and comparing the Fund’s average annual total returns with those of a broad-based market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The information in the bar chart and Average Annual Total Returns Table does not reflect payment of any applicable separately managed account fees by clients of separately managed account programs that invest in the Fund to the program sponsors. If these amounts were reflected, returns would be less than those shown. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
You may obtain the Fund’s updated performance information by visiting the website at ww.ashmoregroup.com or by calling 866‑876‑8294. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year (represented by the performance of Institutional Class Shares of the Predecessor Fund) and comparing the Fund’s average annual total returns with those of a broad-based market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The information in the bar chart and Average Annual Total Returns Table does not reflect payment of any applicable separately managed account fees by clients of separately managed account programs that invest in the Fund to the program sponsors. If these amounts were reflected, returns would be less than those shown. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Calendar Year Total Returns Ashmore Emerging Markets Equity SMA Completion Fund % Total Returns For Institutional Class Shares
Bar Chart Closing [Text Block]	The best calendar quarter return for Institutional Class Shares during the period shown above was 41.15% in the second quarter of 2020 the worst was (28.80)% in the first quarter of 2020.
Performance Table Heading	Average Annual Total Returns (For the period ended December 31, 2025)
Performance Table Narrative
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts
Performance Availability Website Address [Text]	ww.ashmoregroup.com
Performance Availability Phone [Text]	866‑876‑8294
Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	best
Highest Quarterly Return	41.15%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst
Lowest Quarterly Return	(28.80%)
Lowest Quarterly Return, Date	Mar. 31, 2020